OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Financial assets
Deposits paid to suppliers		¥ 317,946	¥ 756,748
Dividends receivable		47,167	267,331
Receivables from other revenue		693,039	575,650
Entrusted loans and loans receivable from third parties		1,645,205	1,615,429
Entrusted loans and loans receivable from related parties		1,297,892	2,459,883
Receivables from disposal of Guizhou Branch's aluminum properties		1,881,513	1,320,488
Interest receivables		40,936	144,473
Recoverable reimbursement for freight charges		185,866	13,944
Other financial assets		530,029	1,006,723
Financial assets included in other current assets		6,639,593	8,160,669
Financial assets included in other current assets, net of provision for impairment		4,875,525	6,487,547
Receivable of governments grants		58,455
Receivable of value-added tax refund			1,063
Advances to employees		23,744	46,890
Deductible input value added tax receivables		2,187,202	2,411,495
Prepaid income tax		162,103	64,557
Prepayments to related parties for purchases		586,312	62,724
Prepayments to suppliers for purchases and others		963,870	890,958
Others		169,881	113,146
Other current assets, excluded financial assets		4,151,567	3,590,833
Other current assets, excluded financial assets, net of provision for impairment		4,147,428	3,586,678
Total other current assets	$ 1,312,334	9,022,953	10,074,225
USD
Financial assets
Other receivables		48,000
HKD
Financial assets
Other receivables		100
RMB
Financial assets
Other financial assets			161,000
Other current assets
Financial assets
Less: provision for impairment		(1,764,068)	(1,673,122)
Less: provision for impairment		¥ (4,139)	¥ (4,155)